Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Total revenue	$ 16,567	$ 0	$ 365,841	$ 0
Total cost of sales	99,711	0	331,836	0
Gross profit	(83,144)	0	34,005	0
Operating expenses:
General and administrative expenses	141,312	0	189,982	0
Professional fees	75,705	13,555	742,730	36,114
Related party compensation	109,172	0	213,633	500
Impairment of cryptocurrency	3,775	0	3,775	0
Total operating expenses	329,964	13,555	1,150,119	36,614
Income (loss) from operations	(413,108)	(13,555)	(1,116,115)	(36,614)
Other income (expense)
Interest expense	(78,290)	(6,386)	(196,165)	(14,672)
Interest income	4,485		4,485
Other income (expense), net	(73,805)	(6,386)	(191,680)	(14,672)
Net loss	$ (486,912)	$ (19,941)	$ (1,307,795)	$ (51,286)
Basic loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)
Diluted loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)
Weighted-average number of common shares outstanding: Basic	43,712,529	2,803,400	41,910,194	2,688,400
Weighted-average number of common shares outstanding: Diluted	43,712,529	2,803,400	41,910,194	2,688,400
Revenue From Sale Of Mining Equipment [Member]
Total revenue	$ 0	$ 0	$ 344,700	$ 0
Revenue Net Mining [Member]
Total revenue	16,567	0	16,567	0
Cost Of Sales Mining Equipment [Member]
Total cost of sales	0	0	186,657	0
Cost Of Sales Mining [Member]
Total cost of sales	$ 99,711	$ 0	$ 145,179	$ 0